SEGMENT AND GEOGRAPHIC REGION INFORMATION - Sales and Long Lived Assets by Geographical Region (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Sales to clients attributed to the geographic areas based on the origin of sale
Sales	$ 1,236.4	$ 1,428.1	$ 1,302.3
Property, plant, and equipment, net	237.1	239.0	215.0
United States
Sales to clients attributed to the geographic areas based on the origin of sale
Sales	1,013.6	1,183.6	1,066.8
Property, plant, and equipment, net	186.8	191.3	172.7
Canada
Sales to clients attributed to the geographic areas based on the origin of sale
Sales	31.6	37.2	37.3
Property, plant, and equipment, net	28.9	28.9	26.9
Europe
Sales to clients attributed to the geographic areas based on the origin of sale
Sales	190.8	206.9	197.4
Property, plant, and equipment, net	21.4	18.8	15.4
Other
Sales to clients attributed to the geographic areas based on the origin of sale
Sales	0.4	0.4	0.8
Property, plant, and equipment, net	$ 0.0	$ 0.0	$ 0.0